Share warrants	12 Months Ended
Mar. 31, 2023
Disclosure of Share warrants [Abstract]
Share warrants
44.
Share warrants

Prior to consummation of the Transaction (Refer Note 56(a)), RMG II had issued warrants having rights to purchase its Class A equity shares. As part of the transaction, the Company has issued warrants to these warrants’ holders (refer below for terms of these warrants), which will entitle these warrants holders to purchase Company’s Class A equity shares. These warrants are classified to be derivative instruments and as such, are recorded at fair value through profit or loss account.

The Company will continue to adjust the fair value of the warrant liability at the end of each reporting period for changes in fair value from the prior period until the earlier of the exercise or expiration of the applicable warrants or until such time that the warrants are no longer determined to be derivative instruments.

The details of warrants issued are as follows:

Public warrants:

The Company has 12,955,333 outstanding public warrants as at March 31, 2023 (March 31, 2022: 11,755,319; August 23, 2021: 11,755,339 public warrants), having an exercise price of USD 11.50 per share, subject to adjustments, and are exercisable during the period beginning December 14, 2021 and ending on August 23, 2026 or earlier upon redemption or liquidation. The Company may redeem the outstanding public warrants after they become exercisable per the terms of the warrants agreement. The fair value of the public warrants was determined using the market trading price which as at March 31, 2023 was USD 0.86 (March 31, 2022: USD 1.77, August 23, 2021: USD 1.27).

Private warrants:

The Company has 5,571,420 outstanding private warrants as at March 31, 2023 (March 31, 2022: 6,771,434; August 23, 2021: 6,771,434 private warrants), having an exercise price of USD 11.50 per share, subject to adjustments, and are exercisable during the period beginning December 14, 2021 and ending on August 23, 2026 or earlier upon redemption or liquidation. The Company may redeem the outstanding public warrants after they become exercisable per the terms of the warrants agreement. The Company has determined fair value of private warrants as at March 31, 2023 as USD 0.86 (March 31, 2022: 1.77; August 23, 2021 USD 1.27).

The Group has recognised the following warrant obligations (refer Note 29):

Particulars	Public warrants	Private warrants	Total
Beginning balance at August 23, 2021	1,084	663	1,747
Foreign currency translation	31	18	49
Change in fair value	428	262	690
Balance at March 31, 2022	1,543	943	2,486
Foreign currency translation	149	30	179
Converted to Public warrants	171	(171)	—
Change in fair value	(948)	(408)	(1,356)
Balance at March 31, 2023	915	394	1,309